RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Assets:
Trade	$ 5,327,000	$ 3,292,000
Other current assets	2,575,000	2,685,000
Liabilities:
Trade	1,262,000	1,920,000
Other payables and accrued expenses	1,727,000	1,844,000
Balances With Related Parties [Member]
Assets:
Trade		153,000
Other current assets		4,000
Liabilities:
Trade	204,000	229,000
Other payables and accrued expenses	19,000	44,000
Short-term loan		$ 777,000